HEDGE ACCOUNTING - Fair value hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
Disclosure of detailed information about hedging instruments [line items]
Assets	$ 48,662	$ 20,854
Liabilities	217,566	3,568
Change in fair value	79,980	154
Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	79,864	(14)
Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ 116
Multi Financial Holding
Disclosure of detailed information about hedging instruments [line items]
Change in fair value		$ 168
Securities issued or secured by Government and Corporate issuers [member] | Multi Financial Holding
Disclosure of detailed information about hedging instruments [line items]
Notional amount		98,609
Assets		$ 969
Time deposits [member] | Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,539,684	235,000
Liabilities	$ 40,289	$ 1,242
Time deposits [member] | Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	435,000
Liabilities	$ 734
Interest rate swap contract [member] | Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,539,684	235,000
Assets	$ 47,975	$ 1,228
Liabilities	$ 10,871
Interest rate swap contract [member] | Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	435,000
Assets	$ 850
Interest rate swap contract [member] | Multi Financial Holding
Disclosure of detailed information about hedging instruments [line items]
Notional amount		98,609
Assets		$ 107
Liabilities		$ 786